Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The effective portion of risk-management instruments that was recognized in other comprehensive income (loss) is as follows:

	2018	2017	2016
Net investment hedges:
Foreign currency-denominated notes	$110.4	$(361.5)	$137.5
Cross-currency interest rate swaps	96.8	(126.6)	32.5
Foreign currency exchange contracts	5.7	—	31.9
Cash flow hedges:
Forward-starting interest rate swaps	—	13.0	(3.4)

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
The table below summarizes the contractual maturities of our investments in debt securities measured at fair value as of December 31, 2018:

	Maturities by Period
	Total	Less Than 1 Year	1-5 Years	6-10 Years	More Than 10 Years
Fair value of debt securities	$943.0	$86.8	$604.8	$97.0	$154.4

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following effects of risk-management instruments were recognized in other–net, (income) expense:

	2018	2017	2016
Fair value hedges:
Effect from hedged fixed-rate debt	$(40.9)	$(14.1)	$(30.8)
Effect from interest rate contracts	40.9	14.1	30.8
Cash flow hedges:
Effective portion of losses on interest rate contracts reclassified from accumulated other comprehensive loss	14.8	14.8	15.0
Net losses on foreign currency exchange contracts not designated as hedging instruments	100.0	97.9	78.8
Total	$114.8	$112.7	$93.8

Fair Value, Assets Measured on Recurring Basis
The following tables summarize certain fair value information at December 31 for assets and liabilities measured at fair value on a recurring basis, as well as the carrying amount and amortized cost of certain other investments:

			Fair Value Measurements Using
Description	Carrying Amount	Cost (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
December 31, 2018
Cash equivalents	$5,727.1	$5,727.1	$5,727.1	$—	$—	$5,727.1
Short-term investments:
U.S. government and agency securities	$16.9	$17.1	$16.9	$—	$—	$16.9
Corporate debt securities	62.2	62.6	—	62.2	—	62.2
Asset-backed securities	7.6	7.7	—	7.6	—	7.6
Other securities	1.5	1.5	—	1.5	—	1.5
Short-term investments	$88.2
Noncurrent investments:
U.S. government and agency securities	$149.1	$153.6	$149.1	$—	$—	$149.1
Corporate debt securities	568.0	587.8	—	568.0	—	568.0
Mortgage-backed securities	111.4	114.5	—	111.4	—	111.4
Asset-backed securities	27.7	27.9	—	27.7	—	27.7
Other securities	87.8	29.7	—	—	87.8	87.8
Marketable equity securities	357.5	238.3	357.5	—	—	357.5
Equity investments without readily determinable fair values(2)	414.7
Equity method investments(2)	289.2
Noncurrent investments	$2,005.4

December 31, 2017
Cash equivalents	$4,763.9	$4,763.9	$4,712.4	$51.5	$—	$4,763.9
Short-term investments:
U.S. government and agency securities	$217.8	$218.2	$217.8	$—	$—	$217.8
Corporate debt securities	1,182.3	1,183.2	—	1,182.3	—	1,182.3
Asset-backed securities	94.2	94.3	—	94.2	—	94.2
Other securities	3.6	3.6	—	3.6	—	3.6
Short-term investments	$1,497.9
Noncurrent investments:
U.S. government and agency securities	$360.0	$365.0	$360.0	$—	$—	$360.0
Corporate debt securities	3,464.3	3,473.5	—	3,464.3	—	3,464.3
Mortgage-backed securities	202.4	204.2	—	202.4	—	202.4
Asset-backed securities	653.9	656.0	—	653.9	—	653.9
Other securities	132.1	66.4	—	—	132.1	132.1
Marketable equity securities	281.3	131.0	281.3	—	—	281.3
Cost and equity method investments(2)	572.5
Noncurrent investments	$5,666.5

(1) For available-for-sale debt securities, amounts disclosed represent the securities' amortized cost.
(2) Fair value disclosures are not applicable for equity method investments, investments accounted for under the measurement alternative for equity investments, and cost method investments that do not have readily determinable fair values.

Fair Value, Liabilities Measured on Recurring Basis

		Fair Value Measurements Using
Description	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
Short-term commercial paper borrowings
December 31, 2018	$(498.9)	$—	$(497.6)	$—	$(497.6)
December 31, 2017	(2,696.8)	—	(2,690.6)	—	(2,690.6)

Long-term debt, including current portion
December 31, 2018	$(9,799.7)	$—	$(9,989.4)	$—	$(9,989.4)
December 31, 2017	(10,950.3)	—	(11,529.9)	—	(11,529.9)

Fair Value, by Balance Sheet Grouping

		Fair Value Measurements Using
Description	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
December 31, 2018
Risk-management instruments
Interest rate contracts designated as fair value hedges:
Sundry	$4.5	$—	$4.5	$—	$4.5
Other current liabilities	(22.3)	—	(22.3)	—	(22.3)
Other noncurrent liabilities	(19.0)	—	(19.0)	—	(19.0)
Cross-currency interest rate contracts designated as net investment hedges:
Other receivables	69.2	—	69.2	—	69.2
Sundry	8.2	—	8.2	—	8.2
Other current liabilities	(9.2)	—	(9.2)	—	(9.2)
Cross-currency interest rate contracts not designated as hedging instruments:
Other noncurrent liabilities	(25.8)	—	(25.8)	—	(25.8)
Foreign exchange contracts not designated as hedging instruments:
Other receivables	11.3	—	11.3	—	11.3
Other current liabilities	(16.3)	—	(16.3)	—	(16.3)

December 31, 2017
Risk-management instruments
Interest rate contracts designated as fair value hedges:
Other receivables	$0.8	$—	$0.8	$—	$0.8
Sundry	35.1	—	35.1	—	35.1
Other current liabilities	(0.2)	—	(0.2)	—	(0.2)
Other noncurrent liabilities	(10.5)	—	(10.5)	—	(10.5)
Cross-currency interest rate contracts designated as net investment hedges:
Other current liabilities	(33.4)	—	(33.4)	—	(33.4)
Other noncurrent liabilities	(26.0)	—	(26.0)	—	(26.0)
Foreign exchange contracts not designated as hedging instruments:
Other receivables	26.8	—	26.8	—	26.8
Other current liabilities	(36.0)	—	(36.0)	—	(36.0)
Contingent consideration liabilities
Other current liabilities	(206.7)	—	—	(206.7)	(206.7)

Available-for-sale Securities
A summary of the fair value of available-for-sale securities in an unrealized gain or loss position and the amount of unrealized gains and losses (pretax) in accumulated other comprehensive loss follows:

	2018	2017
Unrealized gross gains	$0.8	$184.7
Unrealized gross losses	29.0	47.5
Fair value of securities in an unrealized gain position	84.3	1,434.2
Fair value of securities in an unrealized loss position	858.6	4,692.8

Gain (Loss) on Investments
Activity related to our investment portfolio, substantially all of which related to equity and available-for-sale securities, was as follows:

	2018	2017	2016
Proceeds from sales	$5,668.0	$5,769.3	$3,240.5
Realized gross gains on sales	11.8	176.0	30.7
Realized gross losses on sales	51.3	5.8	14.6